Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock [Member]	Additional paid-in capital [Member]		Retained earnings (accumulated losses) [Member]
Balance, value at Dec. 31, 2011	$ 59,933	$ 133		$ (1,898)	$ 61,014		$ 684
Balance, shares at Dec. 31, 2011		31,810,340		(2,092,376)
Exercise of share options and RSUs, value			[1]			[1]
Exercise of share options and RSUs, shares		178,969
Share-based compensation expense	401				401
Net income	3						3
Balance, value at Dec. 31, 2012	60,337	133		(1,898)	61,415		687
Balance, shares at Dec. 31, 2012		31,989,309		(2,092,376)
Exercise of share options and RSUs, value	1,172	1			1,171
Exercise of share options and RSUs, shares		508,593
Share-based compensation expense	380				380
Net income	7						7
Balance, value at Dec. 31, 2013	61,896	134		(1,898)	62,966		694
Balance, shares at Dec. 31, 2013	30,405,526	32,497,902		(2,092,376)
Exercise of share options and RSUs, value	191		[1]		191
Exercise of share options and RSUs, shares		88,996
Share-based compensation expense	308				308
Net income	3,337						3,337
Balance, value at Dec. 31, 2014	$ 65,732	$ 134		$ (1,898)	$ 63,465		$ 4,031
Balance, shares at Dec. 31, 2014	30,494,522	32,586,898		(2,092,376)

[1]	Less than $ 1 thousand